Change in Accounting Estimate (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Older Shuttle Tankers [Member] Tanker	Dec. 31, 2011 Older Shuttle Tankers [Member]
Change in Accounting Estimate (Textual) [Abstract]
Number of older shuttle tankers whose estimated useful life reduced			6
Estimated useful life			20 years	25 years
Change in Accounting Estimate (Additional Textual) [Abstract]
Increase in depreciation and amortization expense	$ 3.7	$ 7.1
Decrease in net income attributable to partners	$ 2.7	$ 5.3
Decrease in net income attributable to partners, per share amount	$ 0.04	$ 0.07